Property, Plant and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Crude Oil and Natural Gas Properties	Processing, Transportation and Storage Assets	Manufacturing Assets	Other Assets (1)	Total
COST
As at December 31, 2022	43,528	254	12,132	1,825	57,739
Acquisitions (Note 3) (2)	9	—	674	—	683
Additions	2,485	19	508	36	3,048
Change in Decommissioning Liabilities	42	—	2	—	44
Divestitures (Note 3) (2)	(17)	—	(633)	(17)	(667)
Exchange Rate Movements and Other	(19)	5	(39)	(8)	(61)
As at September 30, 2023	46,028	278	12,644	1,836	60,786

ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
As at December 31, 2022	14,302	106	5,547	1,285	21,240
Depreciation, Depletion and Amortization (3)	2,726	16	366	42	3,150
Divestitures (Note 3) (2)	(8)	—	(299)	(12)	(319)
Exchange Rate Movements and Other	13	4	(23)	(6)	(12)
As at September 30, 2023	17,033	126	5,591	1,309	24,059

CARRYING VALUE
As at December 31, 2022	29,226	148	6,585	540	36,499
As at September 30, 2023	28,995	152	7,053	527	36,727
(1)Includes assets within the commercial fuels business, office furniture, fixtures, leasehold improvements, information technology and aircraft.
(2)In connection with the Toledo Acquisition, Cenovus was deemed to have disposed of its pre-existing interest and reacquired it at fair value as required by IFRS 3. As at February 28, 2023, the carrying value of the pre-existing interest in Toledo’s PP&E was $334 million.
(3)DD&A includes asset write-downs of $20 million in the Oil Sands segment and $8 million in the Canadian Manufacturing segment.